Capital Stock (Details)			3 Months Ended				12 Months Ended
	Apr. 08, 2024 CAD ($) shares	Dec. 21, 2023 CAD ($) Days	Dec. 31, 2024 CAD ($) Days $ / shares shares	Dec. 31, 2024 CAD ($) Days $ / shares $ / shares shares	Jun. 30, 2024 shares	Dec. 31, 2023 CAD ($)	Sep. 30, 2024 CAD ($) Days shares	Sep. 30, 2024 CAD ($) Days $ / shares shares	Sep. 30, 2024 USD ($) Days shares	Dec. 21, 2023 Days $ / shares shares	Oct. 31, 2023 $ / shares	Oct. 31, 2023 $ / shares	Sep. 30, 2023 shares
Capital Stock [Line Items]
Business combination of Shares outstanding			36,989,799	36,989,799			30,203,676	30,203,676	30,203,676
Shares were issued							30,203,676	30,203,676	30,203,676	999,963			167,610
Commitment amount (in Dollars) | $							$ 2,120,256	$ 2,120,256
Percentage of commitment fee amount	0.75%
Issuance of shares			6,595,000
Aggregate purchase price amount (in Dollars) | $			$ 57,724				57,724
Exercise of call option (in Dollars) | $
Number of trading days (in Days) | Days			(20)	(20)						20
Consecutive trading days (in Days) | Days		30	(30)
Dividends recognised as distributions to owners (in Dollars) | $
Price per share | (per share)											$ 0.01	$ 0.01
Number of Shares							37,234,741	37,234,741	37,234,741
Standby equity purchase agreement (in Dollars) | $			$ 14,400,000
Earnout Non-Voting Special Share [Member]
Capital Stock [Line Items]
Dividends recognised as distributions to owners (in Dollars) | $		$ 22,960,000
Bottom of range [member]
Capital Stock [Line Items]
Percentage of voting rights			60.00%	60.00%			60.00%	60.00%	60.00%
Top of range [member]
Capital Stock [Line Items]
Percentage of voting rights			100.00%	100.00%			100.00%	100.00%	100.00%
YA II PN, Ltd [Member]
Capital Stock [Line Items]
Agreement period	3 years
Yorkville [Member]
Capital Stock [Line Items]
Commitment amount (in Dollars) | $	$ 50
Standby Equity Purchase Agreement [Member]
Capital Stock [Line Items]
Issuance of shares					166,696
Business Combination [Member]
Capital Stock [Line Items]
Business combination of Shares outstanding			28,770,930	28,770,930			28,770,930	28,770,930	28,770,930
Class A Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of Shares outstanding			2,031,250	2,031,250			2,031,250	2,031,250	2,031,250
Acquisition of shares issued							2,031,250	2,031,250	2,031,250
Fair value of consideration transferred.			$ 10,115,625	$ 10,115,625					$ 10,115,625
Weighted average share price | (per share)			$ 12					$ 12
Number of trading days (in Days) | Days							20	20	20
Consecutive trading days (in Days) | Days							30
Number of Shares							2,031,250	2,031,250	2,031,250
Acquisition of shares issued			2,031,250				2,031,250
Class A Non-Voting Special Shares [Member] | Bottom of range [member]
Capital Stock [Line Items]
Weighted average share price | (per share)			$ 14					$ 14
Class A Non-Voting Special Shares [Member] | Top of range [member]
Capital Stock [Line Items]
Weighted average share price | (per share)			$ 16					$ 16
Class B Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of Shares outstanding			999,963	999,963			999,963	999,963	999,963
Shares were issued			999,963	999,963						999,963
Price per share | (per share)			$ 12	$ 12						$ 12
Number of Shares							999,963	999,963	999,963
Class B Non-Voting Special Shares [Member] | LeddarTech USA Inc [Member]
Capital Stock [Line Items]
Price per share | (per share)			$ 12	$ 12						12
Class C Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of Shares outstanding			999,963	999,963			999,963	999,963	999,963
Shares were issued			999,963	999,963
Number of trading days (in Days) | Days			(20)	(20)
Consecutive trading days (in Days) | Days			(30)
Price per share | (per share)			$ 14	$ 14						14
Number of Shares							999,963	999,963	999,963
Class C Non-Voting Special Shares [Member] | LeddarTech USA Inc [Member]
Capital Stock [Line Items]
Price per share | (per share)			$ 14	$ 14						14
Class D Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of Shares outstanding			999,963	999,963			999,963	999,963	999,963
Shares were issued			999,963	999,963
Number of trading days (in Days) | Days			(20)	(20)
Consecutive trading days (in Days) | Days			(30)
Price per share | (per share)			$ 16	$ 16						16
Number of Shares							999,963	999,963	999,963
Class D Non-Voting Special Shares [Member] | LeddarTech USA Inc [Member]
Capital Stock [Line Items]
Price per share | (per share)			$ 16	$ 16						16
Class E Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of Shares outstanding			999,963	999,963			999,963	999,963	999,963
Shares were issued			999,963	999,963
Price per share | (per share)			$ 10	$ 10						$ 10
Number of Shares							999,963	999,963	999,963
Class E Non-Voting Special Shares [Member] | Original Equipment Manufacturer [Member]
Capital Stock [Line Items]
Number of Shares			150,000	150,000						150,000
Class F Non-Voting Special Shares [Member]
Capital Stock [Line Items]
Business combination of Shares outstanding			999,963	999,963			999,963	999,963	999,963
Shares were issued			999,963	999,963
Price per share | (per share)			$ 10	$ 10						$ 10
Number of Shares			150,000	150,000			999,963	999,963	999,963
Class F Non-Voting Special Shares [Member] | Original Equipment Manufacturer [Member]
Capital Stock [Line Items]
Number of Shares										150,000
Earnout Non-Voting Special Share [Member]
Capital Stock [Line Items]
Shares were issued			4,999,815	4,999,815						4,999,815
Dividends recognised as distributions to owners (in Dollars) | $			$ 22,960,000
Earnout Non-Voting Special Share [Member] | Bottom of range [member]
Capital Stock [Line Items]
Weighted average share price | (per share)			$ 3.78	$ 2.84				$ 3.78
Per share amount (in Dollars per share) | $ / shares								2.84
Earnout Non-Voting Special Share [Member] | Top of range [member]
Capital Stock [Line Items]
Weighted average share price | (per share)			$ 5.22	$ 3.93				5.22
Per share amount (in Dollars per share) | $ / shares								$ 3.93
Ordinary shares [member]
Capital Stock [Line Items]
Shares were issued	500,000		191,123	191,123			682,685	682,685	682,685
Non-controlling interests [member]
Capital Stock [Line Items]
Exercise of call option (in Dollars) | $			$ 9,508,328			9,508,328	$ 9,508,328
Dividends recognised as distributions to owners (in Dollars) | $
Other equity interest [member]
Capital Stock [Line Items]
Exercise of call option (in Dollars) | $			2,431,688			(2,431,688)	(2,431,688)
Dividends recognised as distributions to owners (in Dollars) | $
Retained earnings [member]
Capital Stock [Line Items]
Exercise of call option (in Dollars) | $			$ 7,134,364			(7,134,364)	(7,134,364)
Dividends recognised as distributions to owners (in Dollars) | $						$ 22,960,000	$ 22,960,000